Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,580,000
Proposed Maximum Offering Price per Unit	41.14
Maximum Aggregate Offering Price	$ 65,001,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,976.67
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on April 24, 2026, which date is within five business days prior to filing this registration statement.